Organization (Details)			1 Months Ended
	Jul. 05, 2019 USD ($)	Jul. 05, 2019 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jul. 17, 2020	Feb. 05, 2016	Jan. 25, 2016
Organization (Details) [Line Items]
Investment amount			$ 781,000	¥ 5,100,000
Equity interest rate					51.00%
Yantai Jinzheng Eco Technology Co Ltd [Member]
Organization (Details) [Line Items]
Equity interest percentage						100.00%	100.00%
Yantai nuclear power R & D Center Water Treatment Research Institute Co., Ltd [Member]
Organization (Details) [Line Items]
Equity interest percentage	70.00%	70.00%
Business combination, consideration transferred	$ 300,000	¥ 2,000,000